Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Current Assets
Cash and cash equivalents	$ 455,446	$ 370,549	$ 166,552
Accounts receivable, net	467,804	85,788	2,001
Inventory, net	72,250
Advances to suppliers	14,126	132,123	27,000
Other receivables and current assets	212,551	222,055	28,668
Total Current Assets	1,222,177	810,515	224,221
Non-Current Assets
Property, plant and equipment, net	204,377	120,769	215,770
Intangible assets, net	13,110	13,551
Other non-current assets			32,473
Operating lease right of use asset, net	463,787	644,515	539,946
Total Non-Current Assets	681,274	778,835	788,189
Total Assets	1,903,451	1,589,350	1,012,410
Current Liabilities
Accounts payable and accrued expenses	173,630	50,244	64,842
Other payables	26,675	49,097	7,422
Taxes payable	15,328	3,960	1,124
Advances from customers	74,476	8,475	4,345
Operating lease liabilities - current portion	48,789	46,050	179,872
Total Current Liabilities	1,198,898	677,826	871,448
Non-Current Liabilities
Operating lease liabilities - non-current	341,920	366,740	134,903
Other long-term liabilities			419,229
Total Non-Current Liabilities	2,040,250	2,041,541	554,132
Total Liabilities	3,239,148	2,719,367	1,425,580
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	243,530	243,530	243,530
Accumulated deficit	(1,604,682)	(1,409,712)	(689,303)
Accumulated other comprehensive income	(4,540)	6,170	2,608
Total Shareholders’ Deficit	(1,335,697)	(1,130,017)	(413,170)
Total Liabilities and Shareholders’ Deficit	1,903,451	1,589,350	1,012,410
Common Class A [Member]
Shareholders’ Equity
Common stock, value	29,995	29,995	29,995
Common Class B [Member]
Shareholders’ Equity
Common stock, value
Common Class C [Member]
Shareholders’ Equity
Common stock, value
Common Class D [Member]
Shareholders’ Equity
Common stock, value
Common Class E [Member]
Shareholders’ Equity
Common stock, value
Related Party [Member]
Current Liabilities
Due to related parties	860,000	520,000	613,843
Non-Current Liabilities
Long term notes and loans payable-related party	$ 1,698,330	$ 1,674,801